Net Revenue from sales and Services (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net Revenue from sales and Services
Gross revenue	R$ 1,421,091	R$ 1,066,479	R$ 1,111,739
Taxes	(9,962)	(8,455)	(6,432)
Discounts	(15,692)	(14,302)	(8,609)
Returns	(131,157)	(96,303)	(99,070)
Net revenue from sales and services	1,264,280	947,419	997,628
Sales	1,229,827	914,266	967,374
Service	34,453	33,153	30,254
Net revenue	1,264,280	947,419	997,628
Total Content & EdTech
Net Revenue from sales and Services
Gross revenue	1,304,496	964,545	1,014,107
Taxes	(7,835)	(5,822)	(4,171)
Discounts	(15,692)	(14,302)	(8,609)
Returns	(125,624)	(93,708)	(92,921)
Net revenue from sales and services	1,155,345	850,713	908,406
Net revenue	1,155,345	850,713	908,406
Learning Systems
Net Revenue from sales and Services
Gross revenue	878,468	568,522	608,200
Taxes	(382)	(219)	(40)
Discounts	(13,157)	(14,302)	(8,603)
Returns	(78,468)	(41,919)	(17,553)
Net revenue from sales and services	786,461	512,082	582,004
Net revenue	786,461	512,082	582,004
Textbooks
Net Revenue from sales and Services
Gross revenue	228,094	212,708	308,298
Taxes	(214)	(1,608)	(250)
Discounts	(1,120)	0	0
Returns	(31,401)	(41,330)	(72,488)
Net revenue from sales and services	195,359	169,770	235,560
Net revenue	195,359	169,770	235,560
Complementary Education Services
Net Revenue from sales and Services
Gross revenue	159,207	148,817	63,491
Taxes	(193)	(961)	(17)
Discounts	(1,415)	0	(6)
Returns	(15,755)	(10,459)	(2,880)
Net revenue from sales and services	141,844	137,397	60,588
Net revenue	141,844	137,397	60,588
Other services
Net Revenue from sales and Services
Gross revenue	38,727	34,498	34,118
Taxes	(7,046)	(3,034)	(3,864)
Net revenue from sales and services	31,681	31,464	30,254
Net revenue	31,681	31,464	30,254
Total Digital Services Platform
Net Revenue from sales and Services
Gross revenue	116,595	101,934	97,632
Taxes	(2,127)	(2,633)	(2,261)
Returns	(5,533)	(2,595)	(6,149)
Net revenue from sales and services	108,935	96,706	89,222
Net revenue	108,935	96,706	89,222
E-commerce
Net Revenue from sales and Services
Gross revenue	113,569	100,084	97,632
Taxes	(1,873)	(2,473)	(2,261)
Returns	(5,533)	(2,595)	(6,149)
Net revenue from sales and services	106,163	95,016	89,222
Net revenue	106,163	95,016	89,222
Other digital services
Net Revenue from sales and Services
Gross revenue	3,026	1,850	0
Taxes	(254)	(160)	0
Net revenue from sales and services	2,772	1,690	0
Net revenue	R$ 2,772	R$ 1,690	R$ 0